Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$136,002,212.47	0.8144820	$120,198,358.31	0.7198369	$15,803,854.16
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$229,482,212.47	0.1694271	$213,678,358.31	0.1577591	$15,803,854.16

Weighted Avg. Coupon (WAC)	4.96%		4.99%
Weighted Avg. Remaining Maturity (WARM)	26.76		25.90
Pool Receivables Balance	$260,777,091.56		$244,637,318.60
Remaining Number of Receivables	31,540		30,777

Adjusted Pool Balance	$256,776,175.15		$240,972,320.99

III. COLLECTIONS

Principal:
Principal Collections	$15,611,943.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$376,604.17
Total Principal Collections	$15,988,547.50

Interest:
Interest Collections	$1,082,370.62
Late Fees & Other Charges	$47,775.89
Interest on Repurchase Principal	$-
Total Interest Collections	$1,130,146.51

Collection Account Interest	$441.03
Reserve Account Interest	$220.05
Servicer Advances	$-

Total Collections	$17,119,355.09

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$17,119,355.09
Reserve Account Release	$-
Total Available for Distribution	$17,119,355.09

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$217,314.24		$217,314.24	$217,314.24
Collection Account Interest					$441.03
Late Fees & Other Charges					$47,775.89
Total due to Servicer					$265,531.16

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$107,668.42		$107,668.42

Total Class A interest:		$107,668.42		$107,668.42	$107,668.42

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$16,582,510.59

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$15,803,854.16

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$15,803,854.16
Class A Notes Total:		$15,803,854.16		$15,803,854.16
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$15,803,854.16		$15,803,854.16

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					778,656.43

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,000,916.41
Beginning Period Amount	$4,000,916.41
Current Period Amortization	$335,918.81
Ending Period Required Amount	$3,664,997.61
Ending Period Amount	$3,664,997.61
Next Distribution Date Amount	$3,346,179.46

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	December 2014
Distribution Date	1/15/2015
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	10.63%	11.33%	11.33%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.52%	30,014	96.48%	$236,035,792.78
30 - 60 Days	2.02%	621	2.86%	$6,987,462.94
61 - 90 Days	0.39%	120	0.56%	$1,376,737.54
91 + Days	0.07%	22	0.10%	$237,325.34
		30,777		$244,637,318.60
Total
Delinquent Receivables 61 + days past due	0.46%	142	0.66%	$1,614,062.88
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.44%	139	0.62%	$1,622,401.28
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.39%	126	0.56%	$1,554,104.63
Three-Month Average Delinquency Ratio	0.43%		0.61%

Repossession in Current Period		40		$478,301.64
Repossession Inventory		68		$354,814.28

Charge-Offs
Gross Principal of Charge-Off for Current Period				$527,829.63
Recoveries				$(376,604.17)
Net Charge-offs for Current Period				$151,225.46

Beginning Pool Balance for Current Period				$260,777,091.56

Net Loss Ratio				0.70%
Net Loss Ratio for 1st Preceding Collection Period				0.42%
Net Loss Ratio for 2nd Preceding Collection Period				1.11%
Three-Month Average Net Loss Ratio for Current Period				0.74%

Cumulative Net Losses for All Periods				$9,938,997.24
Cumulative Net Losses as a % of Initial Pool Balance				0.71%

Principal Balance of Extensions				$1,980,948.88
Number of Extensions				158